RISK MANAGEMENT (Details 10) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trading Banking Portfolios Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (70,416)	R$ (52,352)
Trading Banking Portfolios Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	(4,564,728)	(5,818,907)
Trading Banking Portfolios Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (8,986,872)	(11,319,425)
Sensitivity Analysis Trading And Banking Portfolio Interest Rate In Reais [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in fixed interest rates and interest rate coupons
Sensitivity Analysis Trading And Banking Portfolio Interest Rate In Reais [Member] | Trading Banking Portfolios Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (2,113)	(7,204)
Sensitivity Analysis Trading And Banking Portfolio Interest Rate In Reais [Member] | Trading Banking Portfolios Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	(845,801)	(2,730,345)
Sensitivity Analysis Trading And Banking Portfolio Interest Rate In Reais [Member] | Trading Banking Portfolios Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (1,949,962)	(5,582,444)
Sensitivity Analysis Trading And Banking Portfolio Price Indexes [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in price index coupon rates
Sensitivity Analysis Trading And Banking Portfolio Price Indexes [Member] | Trading Banking Portfolios Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (20,461)	(20,236)
Sensitivity Analysis Trading And Banking Portfolio Price Indexes [Member] | Trading Banking Portfolios Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	(2,347,022)	(2,290,418)
Sensitivity Analysis Trading And Banking Portfolio Price Indexes [Member] | Trading Banking Portfolios Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (4,307,241)	(4,152,134)
Sensitivity Analysis Trading And Banking Portfolio Exchange Coupon [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in foreign currency coupon rates
Sensitivity Analysis Trading And Banking Portfolio Exchange Coupon [Member] | Trading Banking Portfolios Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (985)	(1,134)
Sensitivity Analysis Trading And Banking Portfolio Exchange Coupon [Member] | Trading Banking Portfolios Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	(112,436)	(135,476)
Sensitivity Analysis Trading And Banking Portfolio Exchange Coupon [Member] | Trading Banking Portfolios Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (216,387)	(259,477)
Sensitivity Analysis Trading And Banking Portfolio Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to exchange rate variations
Sensitivity Analysis Trading And Banking Portfolio Foreign Currency [Member] | Trading Banking Portfolios Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (2,212)	8,450
Sensitivity Analysis Trading And Banking Portfolio Foreign Currency [Member] | Trading Banking Portfolios Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	(55,293)	211,248
Sensitivity Analysis Trading And Banking Portfolio Foreign Currency [Member] | Trading Banking Portfolios Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (110,585)	422,496
Sensitivity Analysis Trading And Banking Portfolio Equities [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variation in stock prices
Sensitivity Analysis Trading And Banking Portfolio Equities [Member] | Trading Banking Portfolios Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (43,432)	(33,013)
Sensitivity Analysis Trading And Banking Portfolio Equities [Member] | Trading Banking Portfolios Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	(1,085,794)	(825,318)
Sensitivity Analysis Trading And Banking Portfolio Equities [Member] | Trading Banking Portfolios Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (2,171,588)	(1,650,636)
Sensitivity Analysis Trading And Banking Portfolio Sovereign Eurobonds And Treasuries [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in the interest rate of securities traded on the international market
Sensitivity Analysis Trading And Banking Portfolio Sovereign Eurobonds And Treasuries [Member] | Trading Banking Portfolios Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (1,172)	943
Sensitivity Analysis Trading And Banking Portfolio Sovereign Eurobonds And Treasuries [Member] | Trading Banking Portfolios Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	(117,366)	(47,166)
Sensitivity Analysis Trading And Banking Portfolio Sovereign Eurobonds And Treasuries [Member] | Trading Banking Portfolios Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (229,078)	(94,368)
Sensitivity Analysis Trading And Banking Portfolio Others [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure not classified in other definitions
Sensitivity Analysis Trading And Banking Portfolio Others [Member] | Trading Banking Portfolios Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (41)	(158)
Sensitivity Analysis Trading And Banking Portfolio Others [Member] | Trading Banking Portfolios Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	(1,016)	(1,432)
Sensitivity Analysis Trading And Banking Portfolio Others [Member] | Trading Banking Portfolios Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (2,031)	R$ (2,862)